Pearson - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 22, 2014	May. 02, 2015	May. 03, 2014	Jan. 22, 2013
Schedule Of Activities And Transactions Associated With Related Cost [Line Items]
Aggregate purchase price, paid by shares		2,737,290
Common stock, par value		$ 0.001	$ 0.001
Pearson Plc
Schedule Of Activities And Transactions Associated With Related Cost [Line Items]
Aggregate purchase price paid in cash		$ 89,500
Percentage of common membership interest		5.00%		5.00%
Percentage of common membership interest owned by Pearson plc		78.20%
Preferred membership Interest		16.80%
Warrants purchase		5.00%
Fair value of warrants		$ 1,700
Pearson Plc | Common Stock
Schedule Of Activities And Transactions Associated With Related Cost [Line Items]
Aggregate purchase price, paid by shares	602,927
Common stock, par value	$ 0.001
Pearson Plc | Series B Preferred
Schedule Of Activities And Transactions Associated With Related Cost [Line Items]
Aggregate purchase price paid in cash	$ 13,750